Share Capital - Textual (Details)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 14, 2019 USD ($) $ / shares shares	Mar. 07, 2017 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) vote $ / shares shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Sep. 30, 2018	Dec. 31, 2019 USD ($) vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2019 USD ($)
Share Capital [Line Items]
Issuance of common and convertible preference shares				$ 97,629,000			$ 98,620,000		$ 90,220,000
Convertible preference shares, 145,000 authorized, issued and outstanding at December 31, 2019 and 95,000 at December 31, 2018			$ 152,746,000				152,746,000	$ 90,123,000
Expenses for convertible preference shares								(97,000)
Share-based Payment Arrangement, Expense							2,460,000	5,892,000	5,335,000
Share-based Payment Arrangement, Expense, Tax Benefit							643,000	472,000	1,401,000
Proceeds from Stock Options Exercised									0
Series 4 Convertible Preferred Stock
Share Capital [Line Items]
Proceeds from issuance of common and convertible preference shares, net of issuance costs			0	97,629,000			$ 98,620,000	$ 0	$ 90,220,000
Convertible Preference Shares
Share Capital [Line Items]
Proceeds from issuance of common and convertible preference shares, net of issuance costs	$ 98,620,000	$ 90,123,000
Issuance of common and convertible preference shares				$ 61,994,000
Convertible Preference Shares | Series 4 Convertible Preferred Stock
Share Capital [Line Items]
Stock Issued During Period, Shares, Issued For Services, Convertible Preferred Shares | shares		95,000
Preferred Stock, Liquidation Preference Per Share | $ / shares		$ 1,000
Preferred Stock, Conversion Price per Voting Share | $ / shares	$ 7.42	$ 10.00
Preferred Stock, Accretion Percentage, Preference	8.00%
Preferred Stock, Accretion Rate, Preference Per Share | $ / shares							$ 8.17	$ 7.55
Preferred Stock, Accretion of Redemption Discount			2,375,000				$ 9,043,000	$ 8,355,000
Preferred Stock, Liquidation Preference, Value			$ 121,126,000				$ 118,751,000
Shares outstanding (shares) | shares			145,000,000	145,000,000			145,000,000	95,000,000	95,000,000	0
Expenses for convertible preference shares								$ (97,000)
Preferred Stock, Conversion Basis, Common Stock Class A Closing Trade Price		125.00%				125.00%
Preferred Stock, Liquidation Preference Percentage Rate, Change of Control of the Company		7.00%					7.00%
Convertible Preference Shares | Series 6 Convertible Preferred Shares [Member]
Share Capital [Line Items]
Stock Issued During Period, Shares, Issued For Services, Convertible Preferred Shares | shares	50,000
Proceeds from issuance of common and convertible preference shares, net of issuance costs	$ 50,000,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 1,000
Preferred Stock, Conversion Price per Voting Share | $ / shares	$ 5.00
Preferred Stock, Accretion Percentage, Preference	8.00%	8.00%
Preferred Stock, Accretion Rate, Preference Per Share | $ / shares			$ 8.33
Preferred Stock, Convertible Preference Shares, Accretion Period	5 years
Preferred Stock, Monthly Accretion of Redemption Discount			$ 7.10				$ 6.96
Preferred Stock, Accretion of Redemption Discount			1,065,000		$ 3,261,000
Preferred Stock, Liquidation Preference, Value			$ 54,326,000								$ 53,261,000
Preferred Stock, Convertible Preference Shares, Convertible at Company's Option, Term	2 years
Preferred Stock, Conversion Basis, Common Stock Class A Closing Trade Price	125.00%
Preferred Stock, Dividend Rate, Percentage	7.00%
Common Stock and Other Paid-in Capital
Share Capital [Line Items]
Issuance of common and convertible preference shares	$ 35,997,000			$ 35,635,000
Common Shares | Common Class A
Share Capital [Line Items]
Issuance of common and convertible preference shares (in shares) | shares	14,285,714
Proceeds from Issuance of Common Stock	$ 50,000,000
Shares outstanding (shares) | shares			72,479,417				72,150,854	57,517,568
Common stock, voting rights, number of votes per share | vote			1				1
Common Shares | Common Class B
Share Capital [Line Items]
Shares outstanding (shares) | shares			3,749				3,749	3,755	3,755
Common stock, voting rights, number of votes per share | vote			20				20
Contingent Consideration, Liability Settlements [Domain] | Convertible Preference Shares | Series 4 Convertible Preferred Stock
Share Capital [Line Items]
Issuance of common and convertible preference shares	62,623								$ 90,220,000
Contingent Consideration, Liability Settlements [Domain] | Convertible Preference Shares | Series 6 Convertible Preferred Shares [Member]
Share Capital [Line Items]
Issuance of common and convertible preference shares	$ 62,623,000
Employee Stock Incentive Plan [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares							15,650,000
Share-based Payment Arrangement, Option [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price | $ / shares								$ 2.23	$ 2.23
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 150,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								4 years 10 months 24 days
Vested (in shares) | shares								0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								2.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								52.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								2 years
ERROR in label resolution.									$ 125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period | shares							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value							$ 0
Restricted Stock And Restricted Stock Units [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 4,517,000	$ 3,583,000	$ 7,316,000
Stock Appreciation Rights (SARs) [Member]
Share Capital [Line Items]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount							$ 1,298,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares								$ 1.14	$ 2.35
Weighted average grant date fair value, granted (in dollars per share) | $ / shares								$ 1.04	$ 2.35
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							1 year 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							5 years		5 years
Vested (in shares) | shares								0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									46.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							1 year 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period | shares							0	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 885,000
Performance Shares [Member] | Share-based Payment Arrangement, Option [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares							$ 3.11	$ 9.15
Weighted average grant date fair value, granted (in dollars per share) | $ / shares							$ 3.08	$ 9.17
Granted (in shares) | shares							2,738,141		0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount								$ 5,341,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								2 years 1 month 6 days
Performance Shares [Member] | Restricted Stock And Restricted Stock Units [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms							2 years 1 month 6 days
Time Based Awards [Member] | Share-based Payment Arrangement, Option [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares							$ 5.53	$ 9.83
Weighted average grant date fair value, granted (in dollars per share) | $ / shares							$ 2.54	$ 7.38	$ 8.98
Granted (in shares) | shares							490,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount								$ 919,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								1 year 11 months 4 days
Time Based Awards [Member] | Restricted Stock And Restricted Stock Units [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms							1 year 11 months 4 days
Minimum | Stock Appreciation Rights (SARs) [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares							$ 0.68
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								62.50%
Maximum | Stock Appreciation Rights (SARs) [Member]
Share Capital [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares							$ 1.41
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							2.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								67.10%